Groups of assets and liabilities held for sale (Tables)	12 Months Ended
Jun. 30, 2020
Groups Of Assets And Liabilities Held For Sale [Abstract]
Schedule of groups of assets and liabilities held for sale

	06.30.20	06.30.19
Property, plant and equipment	36,718	6,449
Intangible assets	1,370	136
Investments in associates	224	597
Deferred income tax assets	814	290
Income tax credit	3	-
Inventories	355	-
Trade and other receivables	2,621	3,003
Cash and cash equivalents	1,711	1,023
Total group of assets held for sale	43,816	11,498
Trade and other payables	10,392	4,845
Salaries and social security liabilities	498	-
Employee benefits	386	290
Deferred income tax liability	1,981	51
Provisions	12	-
Borrowings	10,380	2,951
Total group of liabilities held for sale	23,649	8,137
Total net financial assets held for sale	20,167	3,361